Fair value measurement - Assets and liabilities (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Fair value measurement
Restricted time deposits	$ 36,739	¥ 252,599,000	$ 727	¥ 5,000,000	¥ 0
Recurring
Fair value measurement
Cash and cash equivalents		457,442,000		370,891,000
Restricted time deposits		252,599,000		5,000,000
Short-term investments				2,000,000
Total		710,041,000		377,891,000
Financial guarantee liabilities		(15,537,000)
Total		(15,537,000)
Recurring | Level 1 Inputs
Fair value measurement
Cash and cash equivalents		457,442,000		370,891,000
Total		457,442,000		370,891,000
Recurring | Level 2 Inputs
Fair value measurement
Restricted time deposits		252,599,000		5,000,000
Short-term investments				2,000,000
Total		252,599,000		¥ 7,000,000
Recurring | Level 3
Fair value measurement
Financial guarantee liabilities		(15,537,000)
Total		¥ (15,537,000)